Quarterly Holdings Report
for

Fidelity® High Income Fund

January 31, 2021

SPH-QTLY-0321
1.813069.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Broadcasting - 0.9%
DISH Network Corp.:
2.375% 3/15/24	$17,054	$15,574
3.375% 8/15/26	68,249	62,932
		78,506
Energy - 0.1%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	2,836	2,836
15% 7/15/23 (a)(b)	4,895	4,895
		7,731

TOTAL CONVERTIBLE BONDS		86,237

Nonconvertible Bonds - 91.9%
Aerospace - 4.7%
Allegheny Technologies, Inc.:
5.875% 12/1/27	40,526	42,557
7.875% 8/15/23	3,215	3,517
BBA U.S. Holdings, Inc.:
4% 3/1/28 (c)	12,000	12,233
5.375% 5/1/26 (c)	22,816	23,380
Bombardier, Inc.:
6% 10/15/22 (c)	6,535	6,486
6.125% 1/15/23 (c)	4,738	4,758
7.5% 12/1/24 (c)	1,325	1,275
7.5% 3/15/25 (c)	32,898	30,801
7.875% 4/15/27 (c)	6,392	5,977
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	19,980	20,879
5.375% 7/15/26 (c)	17,280	17,870
Howmet Aerospace, Inc. 6.75% 1/15/28	900	1,098
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	32,790	33,824
6.5% 5/1/25 (c)	9,683	10,337
Moog, Inc. 4.25% 12/15/27 (c)	12,119	12,573
Science Applications International Corp. 4.875% 4/1/28 (c)	1,990	2,094
TransDigm UK Holdings PLC 6.875% 5/15/26	5,135	5,410
TransDigm, Inc.:
4.625% 1/15/29 (c)	12,225	12,141
5.5% 11/15/27	56,787	58,562
6.25% 3/15/26 (c)	34,512	36,503
7.5% 3/15/27	6,182	6,615
8% 12/15/25 (c)	35,940	39,309
		388,199
Automotive & Auto Parts - 0.9%
Ford Motor Credit Co. LLC:
4% 11/13/30	24,590	25,205
4.125% 8/17/27	6,250	6,578
4.687% 6/9/25	9,550	10,171
5.113% 5/3/29	17,265	19,003
5.125% 6/16/25	7,065	7,673
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	2,355	2,416
		71,046
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
5.75% 11/20/25	16,435	19,134
8% 11/1/31	6,242	8,967
8% 11/1/31	20,176	29,295
		57,396
Broadcasting - 2.0%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	36,075	29,131
Gray Television, Inc. 4.75% 10/15/30 (c)	7,205	7,162
Netflix, Inc.:
5.375% 11/15/29 (c)	6,390	7,988
5.875% 11/15/28	6,825	8,565
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	18,545	18,730
5.5% 3/1/30 (c)	8,135	8,384
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	26,000	26,790
5% 8/1/27 (c)	20,227	21,259
5.5% 7/1/29 (c)	13,105	14,260
Tegna, Inc. 5% 9/15/29	3,470	3,611
Univision Communications, Inc. 6.625% 6/1/27 (c)	14,610	15,377
		161,257
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	18,966	19,962
Cable/Satellite TV - 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	25,044	25,663
4.5% 8/15/30 (c)	29,635	31,209
4.5% 5/1/32 (c)	50,861	52,907
4.75% 3/1/30 (c)	11,030	11,733
5% 2/1/28 (c)	22,338	23,466
5.125% 5/1/27 (c)	18,817	19,785
CSC Holdings LLC:
3.375% 2/15/31 (c)	359	350
4.125% 12/1/30 (c)	10,994	11,240
4.625% 12/1/30 (c)	54,829	55,926
5.375% 2/1/28 (c)	10,000	10,607
5.5% 4/15/27 (c)	12,869	13,573
7.5% 4/1/28 (c)	4,650	5,156
DISH DBS Corp.:
5.875% 11/15/24	3,152	3,266
7.75% 7/1/26	15,777	17,117
Dolya Holdco 18 DAC 5% 7/15/28 (c)	23,443	24,498
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	16,894	17,196
6.5% 9/15/28 (c)	27,143	28,568
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	15,200	16,082
Virgin Media Finance PLC 5% 7/15/30 (c)	16,050	16,511
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	26,115	27,042
5.5% 5/15/29 (c)	9,873	10,644
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	26,465	27,601
6% 1/15/27 (c)	2,185	2,289
Ziggo BV:
4.875% 1/15/30 (c)	6,775	7,101
5.5% 1/15/27 (c)	20,772	21,786
		481,316
Capital Goods - 0.5%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	36,859	38,508
Chemicals - 5.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	12,045	12,635
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	9,690	10,393
CF Industries Holdings, Inc.:
4.95% 6/1/43	14,797	17,645
5.15% 3/15/34	6,929	8,523
5.375% 3/15/44	9,914	12,541
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (c)(d)(e)	11,366	11,171
6.5% 5/15/26 (c)	23,785	23,904
6.875% 6/15/25 (c)	5,163	5,253
Element Solutions, Inc. 3.875% 9/1/28 (c)	359	361
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	14,495	14,785
7% 12/31/27 (c)	2,120	2,168
Methanex Corp.:
5.125% 10/15/27	21,756	22,642
5.25% 12/15/29	6,290	6,585
5.65% 12/1/44	15,624	16,249
NOVA Chemicals Corp. 5.25% 6/1/27 (c)	17,015	17,573
Olin Corp.:
5% 2/1/30	26,382	27,639
5.125% 9/15/27	2,686	2,787
5.625% 8/1/29	33,548	35,938
The Chemours Co. LLC:
5.375% 5/15/27	41,489	44,653
5.75% 11/15/28 (c)	60,785	62,921
7% 5/15/25	9,307	9,621
Valvoline, Inc.:
3.625% 6/15/31 (c)	7,415	7,443
4.25% 2/15/30 (c)	32,930	34,412
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (c)	6,970	7,309
5.625% 10/1/24 (c)	1,762	1,912
		417,063
Consumer Products - 0.3%
Central Garden & Pet Co. 4.125% 10/15/30	359	375
Mattel, Inc.:
5.45% 11/1/41	5,628	6,219
6.2% 10/1/40	15,890	18,591
Newell Brands, Inc. 5.875% 4/1/36	1,974	2,418
Prestige Brands, Inc. 6.375% 3/1/24 (c)	671	684
		28,287
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	735	758
5.25% 8/15/27 (c)	5,482	5,697
5.25% 8/15/27 (c)	5,939	6,156
6% 2/15/25 (c)	8,555	8,812
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	32,878	33,412
7.875% 7/15/26 (c)	20,575	21,340
OI European Group BV 4% 3/15/23 (c)	3,094	3,171
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (c)	7,524	8,088
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	21,512	22,681
8.5% 8/15/27 (c)	19,496	21,153
		131,268
Diversified Financial Services - 2.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (c)	15,700	15,589
4.75% 9/15/24	15,905	16,800
5.25% 5/15/27	46,159	48,468
6.25% 5/15/26	29,071	30,716
6.375% 12/15/25	4,768	4,917
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (c)	7,320	7,013
MSCI, Inc. 3.875% 2/15/31 (c)	6,130	6,521
Springleaf Finance Corp.:
6.875% 3/15/25	8,214	9,400
7.125% 3/15/26	15,263	17,858
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	30,384	30,314
		187,596
Diversified Media - 1.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	23,113	24,047
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	47,417	48,721
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (c)	14,272	15,252
5.875% 10/1/30 (c)	14,217	15,794
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	15,982	17,281
		121,095
Energy - 14.9%
Apache Corp.:
4.25% 1/15/30	3,560	3,516
5.1% 9/1/40	15,595	15,791
5.35% 7/1/49	2,450	2,413
7.375% 8/15/47	2,085	2,137
California Resources Corp. 7.125% 2/1/26 (c)	12,225	12,118
Cheniere Energy Partners LP 5.625% 10/1/26	30,336	31,560
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	20,265	21,202
Citgo Petroleum Corp.:
6.25% 8/15/22 (c)	21,652	21,600
7% 6/15/25 (c)	17,214	17,447
CNX Resources Corp. 6% 1/15/29 (c)	3,450	3,565
Comstock Resources, Inc.:
7.5% 5/15/25 (c)	10,322	10,554
9.75% 8/15/26	15,495	16,483
9.75% 8/15/26	8,760	9,329
Continental Resources, Inc. 5.75% 1/15/31 (c)	10,995	11,902
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	62,763	60,425
5.75% 4/1/25	47,503	47,028
6% 2/1/29 (c)	43,430	41,838
CVR Energy, Inc.:
5.25% 2/15/25 (c)	20,939	20,514
5.75% 2/15/28 (c)	34,653	34,014
DCP Midstream Operating LP:
5.375% 7/15/25	14,337	15,341
5.6% 4/1/44	1,430	1,494
6.45% 11/3/36 (c)	6,245	6,948
8.125% 8/16/30	8,383	11,078
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	6,495	6,722
5.75% 1/30/28 (c)	12,633	13,391
6.625% 7/15/25 (c)	2,823	3,015
EnLink Midstream LLC 5.625% 1/15/28 (c)	3,195	3,189
EnLink Midstream Partners LP:
5.05% 4/1/45	4,190	3,351
5.45% 6/1/47	8,760	7,008
5.6% 4/1/44	1,490	1,196
EQM Midstream Partners LP:
4.75% 1/15/31 (c)	20,190	19,491
5.5% 7/15/28	905	937
6.5% 7/1/27 (c)	11,415	12,223
EQT Corp. 3.9% 10/1/27	12,100	12,569
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29 (c)	14,510	15,526
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	16,860	17,497
5.625% 2/15/26 (c)	25,030	25,979
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	5,470	5,771
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	14,960	15,049
MEG Energy Corp. 7.125% 2/1/27 (c)	5,748	5,935
New Fortress Energy LLC 6.75% 9/15/25 (c)	48,072	49,724
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	56,470	57,246
Occidental Petroleum Corp.:
2.9% 8/15/24	4,620	4,470
3% 2/15/27	4,535	4,195
3.4% 4/15/26	6,655	6,428
3.5% 8/15/29	20,205	18,748
4.2% 3/15/48	7,435	6,245
4.3% 8/15/39	3,290	2,879
4.4% 4/15/46	11,340	9,988
4.4% 8/15/49	9,200	7,820
5.55% 3/15/26	16,090	16,915
6.125% 1/1/31	21,450	23,334
6.2% 3/15/40	3,200	3,328
6.45% 9/15/36	21,705	23,819
6.625% 9/1/30	10,315	11,579
7.5% 5/1/31	26,965	31,077
7.875% 9/15/31	2,230	2,548
8.875% 7/15/30	9,235	11,597
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	33,215	32,041
Rattler Midstream LP 5.625% 7/15/25 (c)	20,100	21,055
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	715	751
4.95% 7/15/29 (c)	8,414	9,056
6.875% 4/15/40 (c)	3,128	3,488
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(f)	28,768	0
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	17,900	18,296
5.5% 2/15/26	7,447	7,653
5.875% 3/15/28	9,770	10,356
6% 4/15/27	350	371
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	3,675	3,638
6% 3/1/27 (c)	16,150	16,312
6% 12/31/30 (c)	10,480	10,506
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)(g)	14,995	14,845
4.875% 2/1/31 (c)	47,385	49,446
5% 1/15/28	2,000	2,065
5.375% 2/1/27	460	475
5.5% 3/1/30	8,850	9,409
5.875% 4/15/26	15,924	16,681
6.5% 7/15/27	4,800	5,160
6.875% 1/15/29	15,000	16,556
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	7,014	6,208
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	1,449	1,391
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	3,771	3,488
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	4,835	4,352
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	1,602	1,474
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	7,431	6,799
Viper Energy Partners LP 5.375% 11/1/27 (c)	22,038	23,140
Western Gas Partners LP:
3.95% 6/1/25	8,680	8,810
4.1% 2/1/25	10,035	10,392
4.65% 7/1/26	3,750	3,938
5.05% 2/1/30	27,885	30,674
		1,227,912
Environmental - 0.7%
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	12,680	13,409
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	32,658	32,903
Stericycle, Inc. 3.875% 1/15/29 (c)	12,875	13,229
		59,541
Food & Drug Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	26,730	26,396
4.875% 2/15/30 (c)	2,440	2,608
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	359	369
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	3,305	3,305
		32,678
Food/Beverage/Tobacco - 4.1%
C&S Group Enterprises LLC 5% 12/15/28 (c)	24,255	24,149
Cott Holdings, Inc. 5.5% 4/1/25 (c)	8,092	8,337
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	44,153	48,734
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	24,176	27,462
6.5% 4/15/29 (c)	50,188	57,089
Kraft Heinz Foods Co.:
4.625% 1/30/29	1,215	1,388
5% 6/4/42	17,311	20,008
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	13,152	13,842
6.875% 5/1/25 (c)	14,109	15,171
Post Holdings, Inc.:
4.625% 4/15/30 (c)	20,281	21,021
5% 8/15/26 (c)	12,708	13,109
5.5% 12/15/29 (c)	29,887	32,464
5.625% 1/15/28 (c)	11,750	12,462
5.75% 3/1/27 (c)	4,510	4,730
TreeHouse Foods, Inc. 4% 9/1/28	9,915	10,014
U.S. Foods, Inc.:
4.75% 2/15/29 (c)	10,815	10,842
5.875% 6/15/24 (c)	4,215	4,277
6.25% 4/15/25 (c)	13,720	14,646
		339,745
Gaming - 5.2%
Affinity Gaming LLC 6.875% 12/15/27 (c)	9,990	10,490
Boyd Gaming Corp.:
4.75% 12/1/27	5,860	6,005
6% 8/15/26	8,224	8,503
6.375% 4/1/26	14,929	15,479
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	20,964	22,094
8.125% 7/1/27 (c)	51,114	56,098
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	45,745	45,521
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	26,551	28,410
Golden Nugget, Inc. 6.75% 10/15/24 (c)	24,311	24,367
MCE Finance Ltd.:
4.875% 6/6/25 (c)	7,170	7,376
5.375% 12/4/29 (c)	7,753	8,154
5.75% 7/21/28 (c)	11,596	12,317
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	22,885	24,306
4.5% 1/15/28	1,429	1,500
4.625% 6/15/25 (c)	3,135	3,323
5.75% 2/1/27	4,396	4,927
MGM Resorts International:
4.625% 9/1/26	1,437	1,498
4.75% 10/15/28	359	374
5.5% 4/15/27	359	389
5.75% 6/15/25	5,090	5,588
Scientific Games Corp. 5% 10/15/25 (c)	15,639	16,109
Stars Group Holdings BV 7% 7/15/26 (c)	15,357	16,106
Station Casinos LLC:
4.5% 2/15/28 (c)	35,080	34,378
5% 10/1/25 (c)	9,054	9,112
VICI Properties, Inc.:
4.25% 12/1/26 (c)	9,370	9,692
4.625% 12/1/29 (c)	12,665	13,488
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	11,576	11,745
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	11,043	11,084
5.5% 10/1/27 (c)	8,533	8,789
5.625% 8/26/28 (c)	7,000	7,199
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (c)	6,037	6,152
		430,573
Healthcare - 6.7%
AMN Healthcare 4% 4/15/29 (c)	359	367
Avantor Funding, Inc. 4.625% 7/15/28 (c)	18,360	19,288
Bausch Health Companies, Inc.:
5% 2/15/29 (c)	4,835	4,949
5.25% 1/30/30 (c)	10,843	11,196
5.25% 2/15/31 (c)	16,920	17,402
6.125% 4/15/25 (c)	22,023	22,564
Catalent Pharma Solutions 4.875% 1/15/26 (c)	2,448	2,500
Centene Corp.:
3.375% 2/15/30	14,870	15,576
4.25% 12/15/27	7,145	7,559
4.625% 12/15/29	8,735	9,685
5.375% 6/1/26 (c)	4,580	4,790
5.375% 8/15/26 (c)	28,380	29,764
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	1,503	1,582
5.5% 4/1/26 (c)	6,755	7,051
Community Health Systems, Inc.:
4.75% 2/15/31 (c)(g)	17,530	17,530
5.625% 3/15/27 (c)	12,090	12,695
6% 1/15/29 (c)	9,675	10,280
6.875% 4/15/29 (c)(g)	9,670	9,779
8% 3/15/26 (c)	40,496	43,533
8.125% 6/30/24 (c)	9,675	10,159
8.625% 1/15/24 (c)	14,103	14,724
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	8,669	8,948
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	25,700	26,993
HCA Holdings, Inc.:
3.5% 9/1/30	13,625	14,151
5.625% 9/1/28	13,625	15,957
Hologic, Inc.:
3.25% 2/15/29 (c)	14,085	14,314
4.625% 2/1/28 (c)	259	275
IMS Health, Inc. 5% 10/15/26 (c)	3,785	3,932
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	6,605	7,059
Radiology Partners, Inc. 9.25% 2/1/28 (c)	16,050	17,555
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	6,650	6,899
Teleflex, Inc. 4.25% 6/1/28 (c)	3,015	3,169
Tenet Healthcare Corp.:
4.625% 6/15/28 (c)	7,408	7,749
4.875% 1/1/26 (c)	8,160	8,512
5.125% 5/1/25	31,738	32,155
6.125% 10/1/28 (c)	33,885	35,392
6.25% 2/1/27 (c)	13,954	14,699
6.75% 6/15/23	19,086	20,708
7% 8/1/25	26,420	27,312
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	7,989	8,748
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	4,269	4,728
Vizient, Inc. 6.25% 5/15/27 (c)	1,190	1,264
		553,492
Homebuilders/Real Estate - 1.6%
Howard Hughes Corp.:
4.125% 2/1/29 (c)(g)	6,470	6,442
4.375% 2/1/31 (c)(g)	6,470	6,456
5.375% 3/15/25 (c)	20,858	21,505
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	8,245	8,534
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	10,570	10,795
Service Properties Trust:
3.95% 1/15/28	1,240	1,128
4.375% 2/15/30	19,453	17,702
4.95% 2/15/27	7,960	7,681
4.95% 10/1/29	7,340	6,943
5.5% 12/15/27	6,850	7,318
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29 (c)(g)	24,450	24,450
8.25% 10/15/23	15,208	15,415
		134,369
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)(g)	18,115	17,914
3.75% 5/1/29 (c)	2,375	2,412
4% 5/1/31 (c)	8,565	8,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	573	599
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	3,150	3,134
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	8,610	8,696
		41,555
Insurance - 2.1%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	3,080	3,107
6.75% 10/15/27 (c)	62,543	66,139
AmWINS Group, Inc. 7.75% 7/1/26 (c)	39,688	42,541
AssuredPartners, Inc. 5.625% 1/15/29 (c)	6,460	6,557
HUB International Ltd. 7% 5/1/26 (c)	17,540	18,198
USI, Inc. 6.875% 5/1/25 (c)	35,091	35,655
		172,197
Leisure - 0.8%
Carnival Corp.:
6.65% 1/15/28	1,470	1,544
7.625% 3/1/26 (c)	22,105	23,376
NCL Corp. Ltd. 5.875% 3/15/26 (c)	4,260	4,215
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (c)	3,795	4,108
11.5% 6/1/25 (c)	16,130	18,529
Viking Cruises Ltd. 13% 5/15/25 (c)	5,120	5,960
Voc Escrow Ltd. 5% 2/15/28 (c)	9,410	9,131
		66,863
Metals/Mining - 1.0%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	13,569	13,854
6.875% 10/15/27 (c)	18,455	19,851
7.25% 4/1/23 (c)	19,939	20,339
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	195	214
Howmet Aerospace, Inc. 5.95% 2/1/37	755	924
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	27,129	27,945
		83,127
Publishing/Printing - 0.2%
Meredith Corp. 6.875% 2/1/26	19,350	19,566
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	51,266	51,010
Yum! Brands, Inc. 3.625% 3/15/31	359	352
		51,362
Services - 6.5%
ADT Corp. 4.875% 7/15/32 (c)	359	389
AECOM 5.125% 3/15/27	26,360	29,489
APX Group, Inc. 6.75% 2/15/27 (c)	12,960	13,802
Aramark Services, Inc.:
4.75% 6/1/26	13,365	13,649
5% 2/1/28 (c)	76,447	79,704
6.375% 5/1/25 (c)	67,565	71,828
Ascend Learning LLC:
6.875% 8/1/25 (c)	17,426	17,862
6.875% 8/1/25 (c)	9,588	9,828
ASGN, Inc. 4.625% 5/15/28 (c)	6,430	6,648
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	18,510	19,062
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	40,645	41,001
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (c)	12,130	12,555
Frontdoor, Inc. 6.75% 8/15/26 (c)	4,078	4,353
Gartner, Inc. 3.75% 10/1/30 (c)	6,630	6,816
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	42,709	44,604
Laureate Education, Inc. 8.25% 5/1/25 (c)	19,600	20,641
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	19,560	19,878
PowerTeam Services LLC 9.033% 12/4/25 (c)	9,640	10,676
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (c)	359	354
5.75% 4/15/26 (c)	359	393
Service Corp. International 5.125% 6/1/29	12,173	13,305
Sotheby's 7.375% 10/15/27 (c)	41,890	45,451
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	7,651	8,165
6.75% 6/1/25 (c)	34,608	35,598
The GEO Group, Inc. 6% 4/15/26	6,735	4,832
United Rentals North America, Inc. 3.875% 2/15/31	3,593	3,746
		534,629
Super Retail - 1.2%
Academy Ltd. 6% 11/15/27 (c)	3,593	3,786
EG Global Finance PLC:
6.75% 2/7/25 (c)	15,888	16,365
8.5% 10/30/25 (c)	19,353	20,563
L Brands, Inc.:
5.25% 2/1/28	1,890	1,996
6.625% 10/1/30 (c)	2,910	3,266
6.694% 1/15/27	6,845	7,666
6.75% 7/1/36	17,070	19,502
6.875% 11/1/35	2,320	2,690
LBM Acquisition LLC 6.25% 1/15/29 (c)	2,940	2,976
The William Carter Co. 5.625% 3/15/27 (c)	7,749	8,185
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	12,945	13,754
		100,749
Technology - 2.7%
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	15,360	15,341
6.125% 12/1/28 (c)	15,360	15,744
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	16,470	16,667
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	4,580	4,953
Camelot Finance SA 4.5% 11/1/26 (c)	12,670	13,177
CDK Global, Inc.:
4.875% 6/1/27	700	736
5.25% 5/15/29 (c)	11,960	12,962
Crowdstrike Holdings, Inc. 3% 2/15/29	9,005	9,112
Gartner, Inc. 4.5% 7/1/28 (c)	8,790	9,271
Match Group Holdings II LLC 4.125% 8/1/30 (c)	3,610	3,724
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	22,030	24,949
Nuance Communications, Inc. 5.625% 12/15/26	14,955	15,746
ON Semiconductor Corp. 3.875% 9/1/28 (c)	7,205	7,466
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	20,092	21,091
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	17,614	18,363
Sensata Technologies, Inc.:
3.75% 2/15/31 (c)	5,359	5,500
4.375% 2/15/30 (c)	359	386
TTM Technologies, Inc. 5.625% 10/1/25 (c)	28,987	29,567
		224,755
Telecommunications - 12.3%
Altice Financing SA:
5% 1/15/28 (c)	26,778	27,447
7.5% 5/15/26 (c)	37,330	39,150
Altice France Holding SA 6% 2/15/28 (c)	36,048	36,318
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	102,550	109,177
7.5% 10/15/26 (c)	35,835	37,905
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	4,304	4,326
5.625% 9/15/28 (c)	2,520	2,583
Embarq Corp. 7.995% 6/1/36	3,593	4,403
Frontier Communications Corp.:
5% 5/1/28 (c)	21,840	22,645
5.875% 10/15/27 (c)	30,113	32,362
6.75% 5/1/29 (c)	18,805	19,751
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	9,609	9,561
4.25% 7/1/28 (c)	24,755	25,367
4.625% 9/15/27 (c)	24,675	25,635
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	19,405	19,918
5.125% 12/15/26 (c)	53,700	57,104
5.625% 4/1/25	9,605	10,469
6.875% 1/15/28	6,230	7,277
Millicom International Cellular SA:
4.5% 4/27/31 (c)	1,020	1,081
5.125% 1/15/28 (c)	11,300	11,862
6.25% 3/25/29 (c)	4,195	4,657
6.625% 10/15/26 (c)	29,883	32,031
Sable International Finance Ltd. 5.75% 9/7/27 (c)	11,453	12,140
SFR Group SA:
5.125% 1/15/29 (c)	39,429	40,661
5.5% 1/15/28 (c)	28,725	29,910
7.375% 5/1/26 (c)	38,741	40,601
8.125% 2/1/27 (c)	52,833	58,380
Sprint Capital Corp.:
6.875% 11/15/28	37,462	48,092
8.75% 3/15/32	37,867	57,842
T-Mobile U.S.A., Inc. 2.875% 2/15/31	21,180	21,376
Telecom Italia Capital SA:
6% 9/30/34	6,817	8,146
7.2% 7/18/36	9,819	12,972
7.721% 6/4/38	1,945	2,733
Uniti Group, Inc.:
7.125% 12/15/24 (c)	33,138	34,122
7.875% 2/15/25 (c)	69,843	74,973
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	8,315	8,338
6.125% 3/1/28 (c)	26,758	27,833
		1,019,148
Transportation Ex Air/Rail - 0.2%
XPO Logistics, Inc. 6.25% 5/1/25 (c)	16,290	17,491
Utilities - 4.7%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	3,020	3,251
5% 9/15/26	3,515	3,647
5.75% 10/15/25	1,180	1,236
DCP Midstream Operating LP:
5.125% 5/15/29	37,079	40,327
5.625% 7/15/27	13,745	14,982
EnLink Midstream Partners LP 4.4% 4/1/24	2,620	2,594
Global Partners LP/GLP Finance Corp. 7% 8/1/27	16,591	17,524
InterGen NV 7% 6/30/23 (c)	40,667	39,244
NextEra Energy Partners LP:
4.25% 9/15/24 (c)	1,251	1,336
4.5% 9/15/27 (c)	357	396
NRG Energy, Inc.:
3.375% 2/15/29 (c)	3,325	3,401
3.625% 2/15/31 (c)	6,600	6,864
5.25% 6/15/29 (c)	10,490	11,539
5.75% 1/15/28	8,281	9,003
6.625% 1/15/27	1,757	1,846
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	15,480	16,445
Pattern Energy Operations LP 4.5% 8/15/28 (c)	5,075	5,367
PG&E Corp.:
5% 7/1/28	5,490	5,890
5.25% 7/1/30	41,940	46,134
Pike Corp. 5.5% 9/1/28 (c)	28,892	29,831
TerraForm Power Operating LLC:
4.75% 1/15/30 (c)	7,653	8,208
5% 1/31/28 (c)	12,590	13,975
Vistra Operations Co. LLC:
5% 7/31/27 (c)	52,201	54,952
5.5% 9/1/26 (c)	21,678	22,539
5.625% 2/15/27 (c)	27,335	28,836
		389,367

TOTAL NONCONVERTIBLE BONDS		7,602,112

TOTAL CORPORATE BONDS
(Cost $7,441,481)		7,688,349
	Shares	Value (000s)

Common Stocks - 0.6%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (h)	1,502	0
Energy - 0.2%
California Resources Corp. (h)	25,753	595
California Resources Corp. (a)	27,012	624
California Resources Corp. warrants 10/27/24 (h)	9,174	36
Forbes Energy Services Ltd. (h)	47,062	3
Jonah Energy LLC (b)	416,537	6,248
Sanchez Energy Corp. (b)	418,290	6,693

TOTAL ENERGY		14,199

Food & Drug Retail - 0.4%
Southeastern Grocers, Inc. (b)(h)(i)	2,420,136	36,859
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(h)	1	24
TOTAL COMMON STOCKS
(Cost $42,914)		51,082
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.9%
Cable/Satellite TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(j)	20,021	19,959
Energy - 0.0%
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(d)(e)(f)(j)	7,758	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 5/11/20 (b)(d)(e)(f)(j)	3,310	0

TOTAL ENERGY		0

Gaming - 0.5%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(j)	20,700	20,502
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(j)	18,540	18,141

TOTAL GAMING		38,643

Healthcare - 0.0%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (d)(e)(j)	2,903	2,904
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9651% 4/25/25 (d)(e)(j)	10,681	10,581
Services - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (d)(e)(j)	2,137	2,110
Super Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (d)(e)(j)(k)	3,514	3,517
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (d)(e)(j)	15,811	15,827

TOTAL SUPER RETAIL		19,344

Technology - 0.6%
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (d)(e)(j)	19,691	19,641
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (d)(e)(j)	28,134	28,235

TOTAL TECHNOLOGY		47,876

Telecommunications - 0.2%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (d)(e)(j)	1,485	1,504
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(j)	11,361	11,538

TOTAL TELECOMMUNICATIONS		13,042

TOTAL BANK LOAN OBLIGATIONS
(Cost $159,067)		154,459

Preferred Securities - 0.0%
Energy - 0.0%
Summit Midstream Partners LP 9.5% (Cost $994)(d)(l)	994	360
	Shares	Value (000s)

Fixed-Income Funds - 1.7%
iShares iBoxx $ High Yield Corporate Bond ETF
(Cost $138,767)	1,603,934	139,488

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.09% (m)
(Cost $280,213)	280,166,076	280,222
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $8,063,436)		8,313,960
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(43,046)
NET ASSETS - 100%		$8,270,914

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,355,000 or 0.1% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,697,744,000 or 68.9% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Affiliated company

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
California Resources Corp.	10/27/20	$174
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$7,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$235
Total	$235

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Southeastern Grocers, Inc.	$22,670	$--	$--	$--	$--	$14,189	$36,859
Total	$22,670	$--	$--	$--	$--	$14,189	$36,859

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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